UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at November 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 58.5%
	Aerospace & Defense: 3.7%
88,000	AAR Corp. *	$1,490,720

	Biotechnology: 6.4%
115,000	Luminex Corp. *	2,531,150

	Chemicals: 4.2%
108,000	American Vanguard Corp.	1,054,080
75,000	Zoltek Cos, Inc. *	603,750
		1,657,830
	Commercial Banks: 2.7%
40,000	Bank of the Ozarks, Inc.	1,088,800

	Diversified Financial Services: 3.3%
41,000	J.P. Morgan Chase & Co.	1,298,060

	Energy Equipment & Services: 3.7%
193,300	ION Geophysical Corp. *	579,900
72,000	PHI, Inc. *	889,200
		1,469,100
	Health Care Providers & Services: 5.6%
48,200	Quest Diagnostics, Inc.	2,244,674

	Internet Software & Services: 3.4%	1,368,165
295,500	NIC, Inc.

	IT Services: 2.0%	810,350
95,000	Euronet Worldwide, Inc. *

	Machinery: 3.4%
185,350	3D Systems Corp. *	1,343,788

	Oil & Gas: 2.0%
125,000	Quicksilver Resources, Inc. *	778,750

	Oil & Gas Exploration: 2.2%
60,000	Gulf Island Fabrication, Inc.	864,600

	Software: 5.7%
138,500	EPIQ Systems, Inc. *	2,249,240

	Software Products: 3.0%
32,700	Cerner Corp. *	1,176,546

	Specialty Retail: 7.2%
126,500	Cabela's, Inc. - Class A *	790,625
82,800	Collective Brands, Inc. *	633,420
54,700	O'Reilly Automotive, Inc. *	1,426,029
		2,850,074

	TOTAL COMMON STOCKS
	(Cost $32,125,102)	23,221,847

	CONVERTIBLE PREFERRED STOCK: 3.0%
	Diversified Financial Services: 3.0%
2,000	Bank of America Corporation	1,210,000

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,386,005)	1,210,000
Principal
Amount
	CORPORATE BONDS: 30.0%
	Aerospace & Defense: 0.8%
	General Dynamics Corp.,
$300,000	5.375%, 08/15/2015	300,353

	Capital Markets: 1.1%
	Goldman Sachs Group, Inc.
200,000	6.875%, 01/15/2011	193,434
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	236,545
		429,979
	Chemicals: 2.5%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	979,526

	Commercial Banks: 2.1%
	BB&T Corp.
1,000,000	4.900%, 06/30/2017	844,873

	Commercial Services & Supplies: 1.7%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	668,455

	Computers & Peripherals: 0.6%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	250,223

	Diversified Financial Services: 3.0%
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	700,723
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	476,091
		1,176,814

	Diversified Telecommunication Services: 1.0%
	AT&T Corp.,
415,000	6.000%, 03/15/2009	416,334

	Energy Equipment & Services: 1.2%
	PHI, Inc.
800,000	7.125%, 04/15/2013	492,000

	Food: 1.3%
	McCormick & Co., Inc.,
500,000	3.350%, 04/15/2009	499,972

	Food Products: 1.0%
	Kraft Foods, Inc.
400,000	5.250%, 10/01/2013	378,338

	Holding & Other Investment Offices: 3.2%
	Colonial Bank
2,033,000	6.375%, 12/01/2015	1,250,567

	Household Durables: 3.3%
	Leggett & Platt, Inc.
1,500,000	4.650%, 11/15/2014	1,308,588

	Household Products: 1.1%
	Procter & Gamble Co.
450,000	3.500%, 12/15/2008	450,203

	Insurance: 1.8%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	716,564

	Road & Rail: 0.3%
	CSX Transportation, Inc.,
125,000	7.770%, 04/01/2010	126,711

	Specialty Retail: 4.0%
	The Home Depot, Inc.
2,000,000	5.400%, 03/01/2016	1,598,870

	TOTAL CORPORATE BONDS
	(Cost $14,145,651)	11,888,370

	SHORT-TERM INVESTMENT: 8.1%
3,213,207	Federated Cash Trust Money Market	3,213,207

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,213,207)	3,213,207

	TOTAL INVESTMENTS IN SECURITIES: 99.6%
	(Cost $50,869,965)	39,533,424
	Other Assets in Excess of Liabilities: 0.4%	150,546
	TOTAL NET ASSETS: 100.0%	$39,683,970

*	Non Income Producing

	The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows+:

	Cost of investments	$50,869,965
	Gross unrealized appreciation	2,563,954
	Gross unrealized depreciation	(13,900,496)
	Net unrealized appreciation	$(11,336,542)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Villere Balanced Fund
FAS 157 - Summary of Fair Value Exposure at November 30, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Villere Balanced Fund has adopted FAS 157 effective November 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio 21 Fund's net assets as of November 30, 2008:

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		27,645,054	$ -
Level 2 - Other significant observable inputs		11,888,370	-
Level 3 - Significant unobservable inputs		-	-
	Total	39,533,424	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 19, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     January 6, 2009

* Print the name and title of each signing officer under his or her signature.